UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2018             (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Principal Amount†		Value
Corporate Bonds and Notes - 58.7%
Financials - 22.3%
Ally Financial, Inc.
4.125%, 02/13/22[1]	$7,915,000		$7,905,106
8.000%, 11/01/31	1,267,000		1,534,654
Alta Wind Holdings LLC 7.000%, 06/30/35[2]	5,324,919		5,690,150
American International Group, Inc. 4.875%, 06/01/22	560,000		583,547
Banco Santander, S.A. (Spain) 5.179%, 11/19/25	27,800,000		27,902,815
Bank of America Corp.
(3-Month LIBOR + 1.040%), 3.419%, 12/20/28[3]	27,155,000		25,487,411
6.110%, 01/29/37	38,050,000		43,759,391
MTN, 4.250%, 10/22/26	2,610,000		2,580,088
Canadian Imperial Bank of Commerce (Canada) 1.600%, 09/06/19	2,120,000		2,095,909
Citigroup, Inc. 5.130%, 11/12/19	5,835,000	NZD	3,965,366
Cooperatieve Centrale
Raiffeisen-Boerenleenbank (Netherlands)
3.875%, 02/08/22	9,090,000		9,158,549
3.950%, 11/09/22	2,190,000		2,177,550
Equifax, Inc. 7.000%, 07/01/37	4,421,000		5,134,867
The Goldman Sachs Group, Inc. 6.750%, 10/01/37	14,590,000		17,551,118
iStar, Inc. 3.125%, 09/15/22[2,4]	2,055,000		1,997,740
Jefferies Group LLC 5.125%, 01/20/23	8,800,000		9,099,012
JPMorgan Chase & Co.
4.125%, 12/15/26	14,350,000		14,244,280
4.250%, 11/02/18	7,360,000	NZD	4,885,606
JPMorgan Chase Bank, N.A. 1.650%, 09/23/19	8,457,000		8,361,601
Lloyds Banking Group PLC (United Kingdom)
4.500%, 11/04/24	18,500,000		18,172,135
4.582%, 12/10/25	20,972,000		20,590,150
Marsh & McLennan Cos., Inc. 5.875%, 08/01/33	8,295,000		9,590,137
MBIA Insurance Corp.
(3-Month LIBOR + 11.260%) 13.599%, 01/15/33[2,3]	525,000		322,219
Morgan Stanley 3.950%, 04/23/27	17,265,000		16,571,165
GMTN, 4.350%, 09/08/26	5,000,000		4,961,427
MTN, 4.100%, 05/22/23	12,910,000		12,989,920
MTN, 6.250%, 08/09/26	11,000,000		12,365,510
Mutual of Omaha Insurance Co. 6.800%, 06/15/36[2]	13,925,000		17,343,233

	Principal Amount†		Value
National City Corp. 6.875%, 05/15/19	$1,905,000		$1,954,066
National Life Insurance Co. 10.500%, 09/15/39[2]	5,000,000		7,982,049
Navient Corp. 5.500%, 01/25/23	18,070,000		18,024,825
Old Republic International Corp. 4.875%, 10/01/24	4,915,000		5,056,670
The Penn Mutual Life Insurance Co. 7.625%, 06/15/40[2]	8,885,000		11,700,937
Quicken Loans, Inc.
5.250%, 01/15/28[2]	2,080,000		1,931,800
5.750%, 05/01/25[2]	1,815,000		1,812,731
Realty Income Corp. 5.750%, 01/15/21	2,125,000		2,221,815
Royal Bank of Canada (Canada)
Series GMTN
1.625%, 04/15/19	1,348,000		1,340,695
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	4,650,000		4,862,017
Societe Generale, S.A. (France)
4.750%, 11/24/25[2]	11,000,000		10,903,297
5.200%, 04/15/21[2]	7,000,000		7,289,756
Springleaf Finance Corp.
5.250%, 12/15/19	12,890,000		13,067,238
8.250%, 10/01/23	10,865,000		11,978,663
Weyerhaeuser Co. 6.875%, 12/15/33	12,890,000		15,719,500
7.375%, 10/01/19	3,915,000		4,078,352
7.375%, 03/15/32	1,930,000		2,441,003
Total Financials			429,386,070
Industrials - 34.8%
America Movil SAB de CV (Mexico)
6.450%, 12/05/22	169,300,000	MXN	8,292,298
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/25	1,799,460		1,794,962
American Airlines 2016-1 Class B Pass
Through Trust, Series B
5.250%, 01/15/24	19,236,043		19,826,243
American Airlines 2016-2 Class B Pass
Through Trust
4.375%, 06/15/24[2]	21,625,000		21,462,812
American Airlines 2016-3 Class B Pass
Through Trust
3.750%, 10/15/25	7,699,035		7,432,493
American Airlines 2017-1B Class B Pass
Through Trust
Series B
4.950%, 02/15/25	3,558,263		3,582,262

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 34.8% (continued)
American Airlines 2017-2 Class B Pass
Through Trust
Series B
3.700%, 10/15/25	$2,895,000	$2,792,801
APL, Ltd. 8.000%, 01/15/24	250,000	225,000
Apple, Inc.
1.100%, 08/02/19	485,000	478,732
1.550%, 02/07/20	2,180,000	2,143,540
1.800%, 05/11/20	18,480,000	18,170,683
ArcelorMittal (Luxembourg)
6.750%, 03/01/41[5]	11,065,000	12,626,569
7.000%, 10/15/39[5]	6,604,000	7,676,176
AT&T, Inc.
4.300%, 02/15/30[2]	35,605,000	34,241,227
3.400%, 05/15/25	13,530,000	12,881,493
3.950%, 01/15/25	4,345,000	4,278,060
Booking Holdings, Inc. 0.900%, 09/15/21[1,4]	11,970,000	14,201,783
CenturyLink, Inc.
Series P, 7.600%, 09/15/39	5,670,000	5,060,475
Series S, 6.450%, 06/15/21	5,900,000	6,121,250
Chesapeake Energy Corp.
6.625%, 08/15/20	55,000	57,475
6.875%, 11/15/20	85,000	89,038
Choice Hotels International, Inc. 5.700%, 08/28/20	11,900,000	12,376,000
Continental Airlines, Inc.
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	27,866	28,927
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	12,719,068	13,392,924
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	1,506,128	1,549,504
Continental Resources, Inc.
3.800%, 06/01/24	2,025,000	1,985,840
4.500%, 04/15/23	385,000	391,777
Corning, Inc. 6.850%, 03/01/29	9,142,000	10,828,020
Cox Communications, Inc. 4.800%, 02/01/35[2]	3,369,000	3,144,433
Cummins, Inc. 5.650%, 03/01/98	6,460,000	6,969,688
Dell International LLC / EMC Corp.
6.020%, 06/15/26[2]	3,270,000	3,495,082
8.100%, 07/15/36[2]	5,470,000	6,564,480
8.350%, 07/15/46[2]	2,990,000	3,721,817
Delta Air Lines, Inc.
2007-1 Class B Pass Through Trust Series 071B 8.021%, 08/10/22	4,767,669	5,237,762
Devon Energy Corp. 3.250%, 05/15/22	5,256,000	5,163,645

	Principal Amount†	Value
Dillard’s, Inc. 7.000%, 12/01/28	$225,000	$237,347
Embarq Corp. 7.995%, 06/01/36	3,505,000	3,505,000
Embraer Netherlands Finance BV (Netherlands) 5.400%, 02/01/27	2,325,000	2,371,500
Enable Midstream Partners, L.P. 5.000%, 05/15/44[5]	2,725,000	2,452,908
Enbridge Energy Partners, L.P. 7.375%, 10/15/45	1,870,000	2,471,368
Energy Transfer Partners, L.P. / Regency Energy
Finance Corp.
4.500%, 11/01/23	700,000	709,509
EnLink Midstream Partners, L.P. 4.150%, 06/01/25	6,145,000	5,826,770
Enterprise Products Operating LLC
3.900%, 02/15/24[1]	6,400,000	6,457,510
4.050%, 02/15/22	2,219,000	2,251,195
ERAC USA Finance LLC
6.700%, 06/01/34[2]	1,250,000	1,496,708
7.000%, 10/15/37[2]	19,033,000	23,835,739
Foot Locker, Inc. 8.500%, 01/15/22	250,000	281,575
Ford Motor Co. 6.375%, 02/01/29	1,990,000	2,058,144
Ford Motor Credit Co. LLC, GMTN 4.389%, 01/08/26	68,075,000	64,829,566
General Motors Co. 5.200%, 04/01/45	2,760,000	2,507,328
General Motors Financial Co., Inc. 5.250%, 03/01/26	9,680,000	9,919,243
Georgia-Pacific LLC 5.400%, 11/01/20[2]	5,175,000	5,384,360
HCA, Inc.
4.500%, 02/15/27	3,040,000	2,975,400
7.500%, 11/06/33	75,000	81,291
Hewlett Packard Enterprise Co. 6.350%, 10/15/45[5]	2,243,000	2,304,978
International Business Machines Corp. 1.625%, 05/15/20	5,980,000	5,855,585
INVISTA Finance LLC 4.250%, 10/15/19[2]	14,000,000	13,982,500
Kinder Morgan Energy Partners, L.P.
3.500%, 09/01/23	6,685,000	6,536,440
4.150%, 03/01/22	5,620,000	5,684,947
4.150%, 02/01/24	14,000,000	14,041,187
5.300%, 09/15/20	1,415,000	1,465,021
5.800%, 03/01/21	4,320,000	4,540,489
KLA-Tencor Corp. 5.650%, 11/01/34	4,590,000	4,865,513
Macy’s Retail Holdings, Inc. 4.500%, 12/15/34	170,000	139,715

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 34.8% (continued)
Marks & Spencer PLC (United Kingdom)
7.125%, 12/01/37[2]	$4,725,000	$5,062,371
Masco Corp.
6.500%, 08/15/32	254,000	278,388
7.125%, 03/15/20	357,000	374,955
7.750%, 08/01/29[1]	499,000	591,899
Methanex Corp. (Canada) 5.250%, 03/01/22	350,000	358,295
Microsoft Corp. 1.100%, 08/08/19	3,819,000	3,770,035
New Albertson’s, Inc.
7.450%, 08/01/29	3,165,000	2,611,125
7.750%, 06/15/26[1]	915,000	796,050
MTN, Series C, 6.625%, 06/01/28	1,045,000	791,587
Newell Brands, Inc. 4.000%, 12/01/24[1]	3,085,000	2,982,149
Noble Energy, Inc. 3.900%, 11/15/24	3,670,000	3,604,121
Nuance Communications, Inc.
1.000%, 12/15/35[4]	2,140,000	2,013,545
1.250%, 04/01/25[1,4]	1,585,000	1,631,464
1.500%, 11/01/35[4]	50,000	50,661
ONEOK Partners, L.P.
4.900%, 03/15/25	28,736,000	29,826,683
6.200%, 09/15/43	245,000	274,587
Owens Corning 7.000%, 12/01/36	2,715,000	3,093,282
Petrobras Global Finance BV (Netherlands) 5.625%, 05/20/43	580,000	469,800
PulteGroup, Inc.
6.000%, 02/15/35	8,860,000	8,350,550
6.375%, 05/15/33	5,135,000	4,930,165
Qwest Capital Funding, Inc.
6.500%, 11/15/18	620,000	621,984
6.875%, 07/15/28	1,190,000	1,103,487
7.625%, 08/03/21	2,135,000	2,201,719
Qwest Corp.
6.875%, 09/15/33	6,161,000	6,126,810
7.250%, 09/15/25	1,185,000	1,278,428
Reliance Holding USA, Inc. 5.400%, 02/14/22[2]	3,250,000	3,362,566
Samsung Electronics Co., Ltd. (South Korea) 7.700%, 10/01/27[2]	2,200,000	2,484,385
Sealed Air Corp. 5.500%, 09/15/25[2]	1,580,000	1,603,700
Telecom Italia Capital, S.A. (Luxembourg)
6.000%, 09/30/34	4,665,000	4,443,412
6.375%, 11/15/33	3,530,000	3,459,400
Telefonica Emisiones SAU (Spain) 4.570%, 04/27/23	900,000	925,503
Telekom Malaysia Bhd (Malaysia) 7.875%, 08/01/25[2]	250,000	301,437

	Principal Amount†		Value
Time Warner Cable LLC 5.500%, 09/01/41	$805,000		$775,354
The Toro Co. 6.625%, 05/01/37	6,810,000		7,746,155
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26	15,140,000		18,441,917
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 07/02/22	8,814,166		9,221,821
United Airlines 2014-1 Class A Pass
Through Trust
Series A
4.000%, 04/11/26	7,696,057		7,776,404
United Airlines 2016-2 Class B Pass
Through Trust
Series 16-2
3.650%, 10/07/25	1,880,851		1,805,617
United States Steel Corp. 6.650%, 06/01/37	3,595,000		3,213,031
US Airways 2011-1 Class A Pass Through Trust
Series A
7.125%, 10/22/23	2,268,874		2,509,919
Vale Overseas, Ltd. (Brazil) 6.875%, 11/21/36	3,665,000		4,255,798
Verizon Communications, Inc.
3.500%, 11/01/24	27,900,000		27,511,951
4.862%, 08/21/46	25,890,000		25,825,659
Virgin Australia 2013-1A Trust (Australia) 5.000%, 10/23/23[2]	583,319		592,804
WestRock MWV LLC 7.550%, 03/01/47	970,000		1,243,952
Total Industrials			668,049,032
Utilities - 1.6%
DCP Midstream Operating, L.P. 6.450%, 11/03/36[2]	870,000		911,325
EDP Finance, B.V. (Netherlands) 4.900%, 10/01/19[2]	600,000		608,016
Empresa Nacional de Electricidad S.A.
(Cayman Islands)
7.875%, 02/01/27	2,900,000		3,504,550
Enel Finance International N.V., EMTN
(Netherlands)
5.750%, 09/14/40	210,000	GBP	341,077
6.000%, 10/07/39[2]	18,382,000		19,992,409
Mackinaw Power LLC 6.296%, 10/31/23[2]	3,559,992		3,659,468
Tenaga Nasional Bhd (Malaysia) 7.500%, 11/01/25[2]	2,000,000		2,380,922
Total Utilities			31,397,767
Total Corporate Bonds and Notes (Cost $1,062,034,726)			1,128,832,869

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Asset-Backed Securities - 2.3%
FAN Engine Securitization, Ltd.
Series 2013-1A, Class 1A 4.625%, 10/15/43[2]	$11,377,090	$11,246,254
Rise, Ltd. (Bermuda)
Series 2014-1, Class A 4.750%, 02/15/39[6,7]	12,661,309	12,376,429
Shenton Aircraft Investment I, Ltd.
Series 2015-1A, Class A 4.750%, 10/15/42[2]	18,411,308	18,567,025
Trinity Rail Leasing, L.P.
Series 2012-1A, Class A1 2.266%, 01/15/43[2]	1,427,070	1,385,602
Total Asset-Backed Securities (Cost $43,666,353)		43,575,310
Mortgage-Backed Securities - 0.5%
Commercial Mortgage Trust
Series 2014-LC15, Class A2 2.840%, 04/10/47	3,855,000	3,854,048
Series 2014-UBS2, Class A2 2.820%, 03/10/47	1,316,838	1,316,409
Series 2014-UBS4, Class A2 2.963%, 08/10/47	2,346,745	2,347,413
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A2 2.872%, 07/15/47	1,565,000	1,564,044
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A2 2.916%, 02/15/47	676,767	676,479
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class D 5.865%, 03/15/44[2,7]	435,000	391,752
Total Mortgage-Backed Securities (Cost $10,159,949)		10,150,145
Municipal Bonds - 0.8%
Illinois State 5.100%, 06/01/33	1,070,000	1,026,933
Michigan Tobacco Settlement Finance Authority 7.309%, 06/01/34	2,055,000	2,081,777
Virginia Tobacco Settlement Financing Corp. 6.706%, 06/01/46	11,675,000	11,573,427
Total Municipal Bonds (Cost $14,179,020)		14,682,137
U.S. Government and Agency Obligations - 0.1%
Fannie Mae - 0.1%
FNMA, 3.000%, 07/01/27	1,489,179	1,479,787
6.000%, 07/01/29	1,048	1,153
Total Fannie Mae		1,480,940

	Principal Amount†		Value
Freddie Mac - 0.0%#
FHLMC Gold, 5.000%, 12/01/31	$16,178		$17,060
Total U.S. Government and Agency Obligations (Cost $1,533,365)			1,498,000
Foreign Government Obligations - 5.5%
Brazilian Government International Bonds 8.500%, 01/05/24	6,650,000	BRL	1,601,348
10.250%, 01/10/28	5,750,000	BRL	1,493,188
Canadian Government Bond 0.750%, 09/01/20	15,225,000	CAD	11,465,103
European Investment Bank Bonds 0.000%, 03/10/21[8]	5,000,000	AUD	3,377,842
Mexican Bonos Bonds Series M 7.750%, 05/29/31	49,000,000	MXN	2,561,935
Series M 8.000%, 12/07/23	122,500,000	MXN	6,609,659
Series M 20 7.500%, 06/03/27	111,000,000	MXN	5,771,478
Series M 20 8.500%, 05/31/29	36,000,000	MXN	1,995,813
Series M 20 10.000%, 12/05/24	761,500,000	MXN	45,099,160
New Zealand Government Notes
Series 319 5.000%, 03/15/19	14,845,000	NZD	9,987,322
Norway Government Bonds
Series 473 4.500%, 05/22/19[2]	18,955,000	NOK	2,383,489
Series 474 3.750%, 05/25/21[2]	13,210,000	NOK	1,727,833
Saudi Government International Bond 2.375%, 10/26/21[2]	4,045,000		3,903,425
3.250%, 10/26/26[2]	8,995,000		8,450,802
Total Foreign Government Obligations (Cost $148,401,126)			106,428,397

	Shares
Common Stock - 0.2%
Industrials - 0.2%
Arconic, Inc. (Cost $4,641,618)	154,805		3,407,258
Preferred Stocks - 0.6%
Financials - 0.6%
Bank of America Corp., 7.25% [4]	7,808		10,105,504
Navient Corp., 6.00% [1]	41,250		919,462
Total Financials			11,024,966
Utilities - 0.0%#
Wisconsin Electric Power Co., 3.60%	3,946		350,208
Total Preferred Stocks (Cost $8,303,212)			11,375,174

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 28.8%
Joint Repurchase Agreements - 0.8%[9]
Cantor Fitzgerald Securities, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $3,899,198 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $3,976,430)	$3,898,461	$3,898,461
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/28/18, due 10/01/18, 2.250% total to be received $818,714 (collateralized by various U.S. Treasuries, 0.000% - 1.625%, 05/23/19 -09/09/49, totaling $834,932)	818,561	818,561
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $3,899,198 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 10/01/18 -08/20/68, totaling $3,976,430)	3,898,461	3,898,461
RBC Dominion Securities, Inc., dated 09/28/18, due 10/01/18, 2.260% total to be received $3,899,195 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $3,976,430)	3,898,461	3,898,461
State of Wisconsin Investment Board, dated 09/28/18, due 10/01/18, 2.510% total to be received $3,899,276 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/20 - 02/15/48, totaling $3,976,986)	3,898,461	3,898,461
Total Joint Repurchase Agreements		16,412,405
U.S. Government and Agency Obligation - 0.3%
Federal Home Loan Bank Discount Notes, 0.196%, 10/10/18[8]	5,000,000	4,997,556

	Principal Amount	Value
U.S. Government Obligations - 26.3%
U.S. Treasury Bills, 0.334%, 11/01/18[8]	$25,000,000	$24,957,319
U.S. Treasury Bills, 0.419%, 11/08/18[8]	240,000,000	239,494,051
U.S. Treasury Bills, 0.538%, 11/15/18[8]	78,000,000	77,800,806
U.S. Treasury Bills, 1.927%, 11/29/18[8]	100,000,000	99,652,146
U.S. Treasury Bills, 2.265%, 12/06/18[8]	5,000,000	4,980,498
U.S. Treasury Bills, 2.462%, 04/25/19[8]	20,000,000	19,731,914
U.S. Treasury Bills, 3.548%, 12/20/18[8]	40,000,000	39,810,778
Total U.S. Government Obligations		506,427,512

	Shares
Other Investment Companies - 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[10]	8,709,046	8,709,046
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[10]	8,709,046	8,709,046
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[10]	8,972,956	8,972,956
Total Other Investment Companies		26,391,048
Total Short-Term Investments (Cost $554,257,627)		554,228,521
Total Investments - 97.5% (Cost $1,847,176,996)		1,874,177,811
Other Assets, less Liabilities - 2.5%		48,910,656
Net Assets - 100.0%		$1,923,088,467

†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Less than 0.05%.
[1]	Some or all of these securities, amounting to $16,043,403 or 0.8% of net assets, were out on loan to various brokers.
[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2018, the value of these securities amounted to $273,318,655 or 14.2% of net assets.

[3]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2018.
[4]

Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at September 30, 2018, amounted to $30,000,697 or 1.7% of net assets.

[5]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[6]	Security’s value was determined by using significant unobservable inputs.
[7]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[8]	Percentage rate represents yield to maturity at September 30, 2018.
[9]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[10]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

EMTN	European Medium Term Note
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
MXN	Mexico Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$1,128,832,869	—	$1,128,832,869
Asset-Backed Securities	—	31,198,881	$12,376,429	43,575,310
Mortgage-Backed Securities	—	10,150,145	—	10,150,145
Municipal Bonds	—	14,682,137	—	14,682,137
U.S. Government and Agency Obligations†	—	1,498,000	—	1,498,000
Foreign Government Obligations	—	106,428,397	—	106,428,397
Common Stock††	$3,407,258	—	—	3,407,258
Preferred Stocks††	11,375,174	—	—	11,375,174
Short-Term Investments
U.S. Government and Agency Obligation	—	4,997,556	—	4,997,556
Joint Repurchase Agreements	—	16,412,405	—	16,412,405
U.S. Government Obligations	—	506,427,512	—	506,427,512
Other Investment Companies	26,391,048	—	—	26,391,048

Total Investments in Securities	$41,173,480	$1,820,627,902	$12,376,429	$1,874,177,811

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

††

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Loomis Sayles Bond Fund Schedule of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2018:

Asset-Backed Securties
Balance as of December 31, 2017	$13,986,585
Accrued discounts (premiums)	(3,944)
Realized gain (loss)	(8,176)
Change in unrealized appreciation/depreciation	(202,476)
Purchases	—
Sales	(1,395,560)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2018	$12,376,429
Net change in unrealized appreciation/depreciation on investments still held at September 30, 2018	$(357,098)

Country	% of Long-Term Investments
Australia	0.0	#
Bermuda	0.9
Brazil	0.6
Canada	1.2
Cayman Islands	1.7
France	1.4
Ireland	0.8
Luxembourg	2.4
Malaysia	0.2
Mexico	5.3
Netherlands	2.7
New Zealand	0.8
Norway	0.3
Saudi Arabia	0.9
South Korea	0.2
Spain	2.2
United Kingdom	3.7
United States	74.7

	100.0

#	Less than 0.05%.

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Principal Amount†		Value
Corporate Bonds and Notes - 56.1%
Financials - 17.6%
Banco Latinoamericano de Comercio Exterior, S.A. (Panama) 3.200%, 05/07/20[1]	$150,000		$148,500
Bank of America Corp. Series MTN 4.200%, 08/26/24	130,000		130,608
Barclays PLC (United Kingdom) 3.650%, 03/16/25	200,000		187,816
Citigroup, Inc. 4.400%, 06/10/25	75,000		75,013
Commerzbank AG (Germany) Series EMTN 4.000%, 03/23/26	40,000	EUR	50,036
Credit Agricole, S.A. (France) (GBP Swap 5 Year + 4.535%) 7.500%, 06/23/26[2,3]	100,000	GBP	143,697
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. (Australia) 3.400%, 09/30/26[1]	60,000		55,646
HSBC Holdings PLC (United Kingdom) Series EMTN 5.750%, 12/20/27	55,000	GBP	84,132
JPMorgan Chase & Co.
3.900%, 07/15/25	50,000		49,982
3.875%, 02/01/24	25,000		25,185
Series X, (3-Month LIBOR + 3.330%), 6.100%, 10/01/24[2,3]	65,000		67,275
The Korea Development Bank (South Korea) Series MTN 4.500%, 11/22/19	60,000	AUD	44,116
Lloyds Banking Group PLC (United Kingdom) 4.500%, 11/04/24	200,000		196,455
(USD Swap 5 Year + 4.760%), 7.500%, 06/07/24[2,3]	70,000		72,188
Mid-America Apartments, L.P. 4.200%, 06/15/28	95,000		94,409
Old Republic International Corp. 4.875%, 10/01/24[4]	100,000		102,882
Royal Bank of Scotland Group PLC (United Kingdom) (USD Swap 5 Year + 5.800%) 7.500%, 08/10/20[2,3]	200,000		204,750
Santander Holdings USA, Inc. 2.650%, 04/17/20[4]	110,000		108,585
Societe Generale, S.A. (France) (EUR Swap 5 Year + 5.538%) 6.750%, 04/07/21[2,3]	105,000	EUR	131,370
Ventas Realty, L.P. 3.100%, 01/15/23[4]	70,000		67,972
Total Financials			2,040,617

	Principal Amount†		Value
Industrials - 31.0%
Air Canada 2017-1 Class AA Pass Through Trust (Canada) 3.300%, 01/15/30[1]	$50,000		$47,611
Alfa, SAB de CV (Mexico) 5.250%, 03/25/24[1]	200,000		204,460
America Movil SAB de CV (Mexico) 6.450%, 12/05/22	4,000,000	MXN	195,920
Bayer US Finance II LLC 4.375%, 12/15/28[1]	200,000		195,950
Braskem Finance, Ltd. (Cayman Islands) 5.750%, 04/15/21[1]	200,000		205,350
Burlington Northern Santa Fe LLC 4.050%, 06/15/48	65,000		63,235
Corp. Nacional del Cobre de Chile (Chile) 4.500%, 09/16/25[1]	245,000		248,712
Covanta Holding Corp. 5.875%, 07/01/25	30,000		30,300
CSX Corp 3.800%, 03/01/28	70,000		69,004
CVS Health Corp 4.100%, 03/25/25	50,000		49,866
Delta Air Lines 2015-1 Class B Pass Through Trust Series 15-1 4.250%, 07/30/23	56,039		55,924
Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	70,000		70,263
Enbridge, Inc. (Canada) 2.900%, 07/15/22	25,000		24,249
Energy Transfer Partners, L.P. 4.050%, 03/15/25	210,000		205,560
General Electric Co. Series D (3-Month LIBOR + 3.330%) 5.000%, 01/21/21[2,3]	120,000		116,910
General Motors Financial Co., Inc. 4.000%, 01/15/25	120,000		116,078
Glencore Finance Canada, Ltd. (Canada) 5.550%, 10/25/42[1,5]	115,000		113,449
Hyundai Capital America 2.750%, 09/27/26[1]	85,000		74,375
Intel Corp. 3.700%, 07/29/25	100,000		100,670
INVISTA Finance LLC 4.250%, 10/15/19[1]	130,000		129,837
Kinder Morgan Energy Partners, L.P. 4.250%, 09/01/24	220,000		221,747
KT Corp. (South Korea) 2.500%, 07/18/26[1]	200,000		177,840

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 31.0% (continued)
Latam Airlines 2015-1 Pass Through Trust A (Chile) 4.200%, 11/15/27	$47,058		$45,293
Nissan Motor Acceptance Corp. 3.650%, 09/21/21[1]	60,000		60,152
Petrobras Global Finance BV (Netherlands)
4.375%, 05/20/23	50,000		47,490
5.999%, 01/27/28	35,000		32,288
Southern Copper Corp. (Peru) 3.875%, 04/23/25	130,000		126,459
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	35,000		35,124
Union Andina de Cementos SAA (Peru) 5.875%, 10/30/21[1]	250,000		255,937
Walmart, Inc. 3.700%, 06/26/28[4]	90,000		90,024
Whiting Petroleum Corp. 5.750%, 03/15/21	40,000		41,000
YPF, S.A. (Argentina) 8.500%, 07/28/25[1]	145,000		141,376
Total Industrials			3,592,453
Utilities - 7.5%
Duke Energy Corp. 3.150%, 08/15/27	70,000		65,101
EDP Finance BV (Netherlands) 4.125%, 01/15/20[1]	200,000		201,016
Emgesa, S.A. ESP (Colombia) 8.750%, 01/25/21[1]	320,000,000	COP	113,082
Empresas Publicas de Medellin ESP (Colombia) 8.375%, 02/01/21[1]	390,000,000	COP	132,452
Enel Chile, S.A. (Chile) 4.875%, 06/12/28	20,000		20,178
Enel Finance International, N.V. (Netherlands)
1.375%, 06/01/26	100,000	EUR	113,104
2.875%, 05/25/22[1]	200,000		190,227
Virginia Electric & Power Co. Series A 3.800%, 04/01/28[4]	40,000		39,908
Total Utilities			875,068
Total Corporate Bonds and Notes (Cost $6,809,989)			6,508,138
Asset-Backed Security - 0.6%
Trinity Rail Leasing 2010 LLC Series 2010-1A, Class A 5.194%, 10/16/40[1]	70,130		72,787
Total Asset-Backed Security (Cost $70,130)			72,787

	Principal Amount†		Value
U.S. Government and Agency Obligations - 3.8%
Fannie Mae - 0.6%
FNMA ACES Series 2017-M14, Class A2 2.974%, 11/25/27[2,6]	$70,000		$66,067
U.S. Treasury Obligations - 3.2%
U.S. Treasury Inflation Indexed Bonds,
0.125%, 04/15/22	119,166		115,775
0.375%, 07/15/27	185,436		177,149
U.S. Treasury Notes, 2.875%, 05/15/28	85,000		83,718
Total U.S. Treasury Obligations			376,642
Total U.S. Government and Agency Obligations (Cost $452,812)			442,709
Foreign Government Obligations - 39.6%
Argentine Republic Government International Bond
7.125%, 06/28/17	95,000		73,863
7.625%, 04/22/46	150,000		121,652
Australia Government Bond Series 133 5.500%, 04/21/23	75,000	AUD	61,825
Bonos de la Tesoreria de la Republica en pesos 4.500%, 03/01/26	45,000,000	CLP	68,191
Brazil Notas do Tesouro Nacional Serie F, Notes 10.000%, 01/01/19	500,000	BRL	127,828
Canadian When Issued Government Bond
1.750%, 03/01/23	80,000	CAD	60,459
Series 2 0.500%, 03/01/22	320,000	CAD	233,356
Corp. Andina de Fomento, Notes 4.375%, 06/15/22	280,000		287,291
Dominican Republic International, Bonds 8.625%, 04/20/27[1]	100,000		113,750
Export Development Canada 1.800%, 09/01/22	55,000	CAD	41,447
Export-Import Bank of Korea 6.750%, 08/09/22	4,400,000	INR	57,985
French Republic Government Bond OAT 4.250%, 10/25/23	440,000	EUR	619,900
Indonesia Government International Bonds 4.750%, 01/08/26[1]	200,000		202,739
Indonesia Treasury Bonds Series FR53 8.250%, 07/15/21	5,835,000,000	IDR	396,285
Italy Buoni Poliennali Del Tesoro
2.000%, 02/01/28	115,000	EUR	122,922
5.000%, 03/01/22	90,000	EUR	114,817
Korea Treasury Bond Series 2209 2.000%, 09/10/22	189,070,000	KRW	169,302

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government Obligations - 39.6% (continued)
Mexican Bonos 5.750%, 03/05/26	3,630,000	MXN	$171,084
Mexican Bonos Bonds
Series M 6.500%, 06/10/21	850,000	MXN	44,034
Series M 8.000%, 12/07/23	1,600,000	MXN	86,330
New South Wales Treasury Corp., Bonds Series 22 6.000%, 03/01/22	300,000	AUD	243,098
Norway Government Bonds Series 474 3.750%, 05/25/21[1]	485,000	NOK	63,437
Republic of Poland Government Bond Series 726 2.500%, 07/25/26	240,000	PLN	62,306
South Africa Government Bond Series R213 7.000%, 02/28/31	6,235,000	ZAR	361,346
Spain Government Bonds
1.600%, 04/30/25[1]	95,000	EUR	115,234
4.400%, 10/31/23[1]	105,000	EUR	145,010
Thailand Government Bonds 2.125%, 12/17/26	5,000,000	THB	148,497
U.K. Gilt Bonds
2.000%, 09/07/25	130,000	GBP	177,341
4.000%, 03/07/22	50,000	GBP	71,847
Uruguay Government International Bonds 9.875%, 06/20/22[1]	1,040,000	UYU	31,020
Total Foreign Government Obligations (Cost $4,920,253)			4,594,196

	Principal Amount	Value
Short-Term Investments - 1.9%
Joint Repurchase Agreements - 1.5%[7]
Mizuho Securities USA, LLC, dated 09/28/18, due 10/01/18, 2.240% total to be received $183,445 (collateralized by various U.S. Treasuries, 0.500% - 3.000%, 03/31/20 - 09/09/49, totaling $187,079)	$183,411	$183,411

	Shares
Other Investment Companies - 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[8]	14,810	14,810
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[8]	14,810	14,810
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[8]	15,258	15,258
Total Other Investment Companies		44,878
Total Short-Term Investments (Cost $228,289)		228,289
Total Investments - 102.0% (Cost $12,481,473)		11,846,119
Other Assets, less Liabilities - (2.0)%		(237,518)
Net Assets - 100.0%		$11,608,601

†	Principal amount stated in U.S. dollars unless otherwise stated.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2018, the value of these securities amounted to $3,439,949 or 29.6% of net assets.

[2]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2018.
[3]	Perpetuity Bond. The date shown is the final call date.
[4]	Some or all of these securities, amounting to $176,100 or 1.5% of net assets, were out on loan to various brokers.
[5]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[6]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[7]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[8]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ACES	Alternative Credit Enhancement Securities
EMTN	European Medium Term Note
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
COP	Colombia Peso
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesia Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexico Peso
NOK	Norwegian Krone
PLN	Poland Zloty

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

THB	Thailand Baht
UYU	Uruguay Peso
ZAR	South Africa Rand

Open Forward Foreign Currency Contracts at September 30, 2018

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Value
Brazilain Real	245,000	U.S. Dollar	58,814	12/04/18	ML	$1,523
Canadian Dollar	150,000	U.S. Dollar	115,373	12/20/18	UBS	972
Euro	1,408,000	U.S. Dollar	1,645,347	12/19/18	UBS	994
Indonesia Rupiah	2,226,310,000	U.S. Dollar	147,142	12/19/18	MS	676
Japanese Yen	231,875,000	U.S. Dollar	2,095,875	12/19/18	CS	(41,039)
Mexican Peso	1,125,000	U.S. Dollar	59,035	12/19/18	CS	315
South African Rand	890,000	U.S. Dollar	59,902	12/19/18	UBS	2,347
Swedish Krona	580,000	U.S. Dollar	64,527	12/19/18	UBS	1,217
Swiss Franc	60,000	U.S. Dollar	62,497	12/19/18	UBS	(864)
U.S. Dollar	182,419	Autralian Dollar	257,000	12/19/18	CS	(3,475)
U.S. Dollar	111,481	Brazilain Real	465,000	12/04/18	ML	(3,035)
U.S. Dollar	113,459	Colombian Peso	352,710,000	12/19/18	CS	(5,381)
U.S. Dollar	408,511	Indonesia Rupiah	6,235,105,000	12/19/18	UBS	(5,476)
U.S. Dollar	327,236	Mexican Peso	6,410,000	12/19/18	UBS	(10,927)
U.S. Dollar	220,941	South African Rand	3,305,000	12/19/18	UBS	(10,222)
U.S. Dollar	62,465	Swiss Franc	60,000	12/19/18	UBS	832
U.S. Dollar	147,599	Thailand Baht	4,825,000	12/19/18	CS	(1,998)

Total Forward Foreign Currency Contracts						$(73,541)

CS: Credit Suisse

ML: Merrill Lynch

MS: Morgan Stanley

UBS: UBS Securities LLC

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$6,508,138	—	$6,508,138
Asset-Backed Security	—	72,787	—	72,787
U.S. Government and Agency Obligations†	—	442,709	—	442,709
Foreign Government Obligations	—	4,594,196	—	4,594,196
Short-Term Investments
Joint Repurchase Agreements	—	183,411	—	183,411
Other Investment Companies	$44,878	—	—	44,878

Total Investments in Securities	$44,878	$11,801,241	—	$11,846,119

Financial Derivative Instruments—Assets
Foreign Currency Exchange Contracts	—	$8,876	—	$8,876
Financial Derivative Instruments—Liabilities
Foreign Currency Exchange Contracts	—	(82,417)	—	(82,417)

Total Financial Derivative Instruments	—	$(73,541)	—	$(73,541)

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

Country	% of Long-Term Investments
Argentina	2.9
Australia	3.1
Brazil	1.1
Canada	4.5
Cayman Islands	1.8
Chile	3.3
Colombia	2.1
Dominican Republic	1.0
France	7.7
Germany	0.4
Indonesia	5.2
Italy	2.0
Mexico	6.0
Netherlands	5.6

Country	% of Long-Term Investments
Norway	0.5
Panama	1.3
Peru	3.3
Poland	0.5
South Africa	3.1
South Korea	3.9
Spain	2.2
Thailand	1.3
United Kingdom	8.6
United States	25.8
Uruguay	0.3
Venezuela	2.5

100.0

AMG Managers Special Equity Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 96.1%
Communication Services - 3.6%
Care.com, Inc.*	23,900	$528,429
Cargurus, Inc.*	24,410	1,359,393
Cogent Communications Holdings, Inc.	49,900	2,784,420
Eventbrite, Inc., Class A*,1	13,199	501,166
Live Nation Entertainment, Inc.*	3,332	181,494
Nexstar Media Group, Inc., Class A	12,336	1,004,150
Vonage Holdings Corp.*	42,767	605,581
World Wrestling Entertainment, Inc., Class A1	30,262	2,927,243
Total Communication Services		9,891,876
Consumer Discretionary - 13.8%
At Home Group, Inc.*	27,351	862,377
Big Lots, Inc.[1]	6,454	269,713
Brinker International, Inc.[1]	11,800	551,414
Canada Goose Holdings, Inc. (Canada)*	9,201	593,832
Cavco Industries, Inc.*	7,235	1,830,455
Chegg, Inc.*	31,353	891,366
The Children’s Place, Inc.	2,786	356,051
Churchill Downs, Inc.	2,274	631,490
Cooper-Standard Holdings, Inc.*	4,316	517,834
Deckers Outdoor Corp.*	5,800	687,764
Dine Brands Global, Inc.[1]	7,300	593,563
Etsy, Inc.*	48,678	2,501,076
Five Below, Inc.*	10,174	1,323,230
Grand Canyon Education, Inc.*	9,943	1,121,570
GrubHub, Inc.*	3,893	539,648
Helen of Troy, Ltd.*	5,800	759,220
iRobot Corp.*	11,927	1,311,016
La-Z-Boy, Inc.	8,900	281,240
Libbey, Inc.	29,487	258,011
Malibu Boats, Inc., Class A*	57,760	3,160,627
Marriott Vacations Worldwide Corp.	4,474	499,969
Ollie’s Bargain Outlet Holdings, Inc.*	14,182	1,362,890
Penn National Gaming, Inc.*	20,200	664,984
PetMed Express, Inc.	8,000	264,080
Planet Fitness, Inc., Class A*	27,289	1,474,425
Roku, Inc.*	19,926	1,455,196
SeaWorld Entertainment, Inc.*	21,920	688,946
Sonic Corp.	51,648	2,238,424
Sonos, Inc.*,1	17,036	273,257
Sotheby’s*	9,800	482,062
Stamps.com, Inc.*	3,316	750,079

	Shares	Value
Steven Madden, Ltd.	69,906	$3,698,027
Stitch Fix, Inc., Class A*,1	12,657	553,997
Strategic Education, Inc.	4,600	630,338
Tailored Brands, Inc.	14,571	367,044
Tilly’s, Inc., Class A	22,900	433,955
TopBuild Corp.*	29,770	1,691,531
Weight Watchers International, Inc.*	19,436	1,399,198
Total Consumer Discretionary		37,969,899
Consumer Staples - 4.2%
The Boston Beer Co., Inc., Class A*	1,900	546,250
Calavo Growers, Inc.[1]	38,341	3,703,740
The Chefs’ Warehouse, Inc.*	22,858	830,888
Inter Parfums, Inc.	51,844	3,341,346
J&J Snack Foods Corp.	9,158	1,381,851
Medifast, Inc.	5,427	1,202,352
Turning Point Brands, Inc.	9,667	400,794
USANA Health Sciences, Inc.*	2,200	265,210
Total Consumer Staples		11,672,431
Energy - 2.3%
Cactus, Inc., Class A*	23,469	898,393
Callon Petroleum Co.*	92,120	1,104,519
Carrizo Oil & Gas, Inc.*	12,200	307,440
CVR Energy, Inc.[1]	5,602	225,312
Denbury Resources, Inc.*	75,907	470,624
Pioneer Energy Services Corp.*	63,303	186,744
WildHorse Resource Development Corp.*,1	135,350	3,199,674
Total Energy		6,392,706
Financials - 7.3%
Banc of California, Inc.	163,834	3,096,463
Cadence BanCorp	23,598	616,380
CenterState Bank Corp.	101,899	2,858,267
Encore Capital Group, Inc.*	2,830	101,455
Evercore, Inc., Class A	19,765	1,987,371
Green Dot Corp., Class A*	11,738	1,042,569
Hamilton Lane, Inc., Class A	18,564	822,014
Heritage Insurance Holdings, Inc.	12,154	180,122
Lakeland Financial Corp.	6,100	283,528
LegacyTexas Financial Group, Inc.	43,795	1,865,667
LendingTree, Inc.*,1	4,205	967,570
Moelis & Co., Class A	10,766	589,977
NMI Holdings, Inc., Class A*	29,027	657,462
Primerica, Inc.	6,100	735,355
Texas Capital Bancshares, Inc.*	9,681	800,135

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 7.3% (continued)
Universal Insurance Holdings, Inc.	15,806	$767,381
Walker & Dunlop, Inc.	9,300	491,784
Webster Financial Corp.	9,443	556,759
Western Alliance Bancorp*	12,753	725,518
Wintrust Financial Corp.	7,040	597,978
WSFS Financial Corp.	10,200	480,930
Total Financials		20,224,685
Health Care - 24.7%
Acceleron Pharma, Inc.*	14,031	802,994
Addus HomeCare Corp.*	3,500	245,525
Adeptus Health, Inc.*,2,3	24,574	0
Agios Pharmaceuticals, Inc.*,1	6,172	475,985
Amarin Corp. PLC, ADR (Ireland)*	25,265	411,062
Amicus Therapeutics, Inc.*,1	38,766	468,681
Amneal Pharmaceuticals, Inc.*,1	28,400	630,196
AnaptysBio, Inc.*	3,200	319,264
ANI Pharmaceuticals, Inc.*	5,200	294,008
Arena Pharmaceuticals, Inc.*	1,400	64,428
Array BioPharma, Inc.*	7,200	109,440
Assertio Therapeutics, Inc.*	42,923	252,387
Audentes Therapeutics, Inc.*	12,212	483,473
BioTelemetry, Inc.*	35,930	2,315,688
Blueprint Medicines Corp.*	8,604	671,628
Cambrex Corp.*	48,680	3,329,712
Cantel Medical Corp.	26,035	2,396,782
Catalent, Inc.*	14,517	661,249
Chemed Corp.	2,165	691,891
Clovis Oncology, Inc.*,1	1,500	44,055
Cutera, Inc.*	4,077	132,706
Denali Therapeutics, Inc.*,1	12,357	268,641
Emergent BioSolutions, Inc.*	1,600	105,328
Enanta Pharmaceuticals, Inc.*	500	42,730
Encompass Health Corp.	8,100	631,395
FibroGen, Inc.*	18,386	1,116,950
Genomic Health, Inc.*	3,532	248,017
Glaukos Corp.*	16,527	1,072,602
Global Blood Therapeutics, Inc.*	1,200	45,600
Globus Medical, Inc., Class A*	18,457	1,047,619
GW Pharmaceuticals PLC, ADR (United Kingdom)*	5,901	1,019,339
Haemonetics Corp.*	15,719	1,801,083
Halozyme Therapeutics, Inc.*	4,200	76,314

	Shares	Value
HealthEquity, Inc.*	23,751	$2,242,332
Heron Therapeutics, Inc.*	11,170	353,531
Heska Corp.*	5,057	573,009
HMS Holdings Corp.*	12,800	419,968
Horizon Pharma PLC*	45,983	900,347
ICU Medical, Inc.*	2,836	801,879
Immunomedics, Inc.*	29,785	620,422
Innoviva, Inc.*,1	61,875	942,975
Inogen, Inc.*	11,080	2,704,850
Insmed, Inc.*	1,600	32,352
Insulet Corp.*	13,569	1,437,636
Intercept Pharmaceuticals, Inc.*,1	5,213	658,715
iRhythm Technologies, Inc.*	10,744	1,017,027
Ironwood Pharmaceuticals, Inc.*	4,300	79,378
LeMaitre Vascular, Inc.	42,777	1,657,181
Ligand Pharmaceuticals, Inc.*,1	3,716	1,020,005
LivaNova PLC (United Kingdom)*	4,742	587,866
Loxo Oncology, Inc.*	9,841	1,681,138
Medidata Solutions, Inc.*	25,120	1,841,547
Medpace Holdings, Inc.*	9,600	575,136
Mirati Therapeutics, Inc.*	6,602	310,954
Molina Healthcare, Inc.*	10,446	1,553,320
Myovant Sciences, Ltd. (United Kingdom)*	21,193	562,674
Myriad Genetics, Inc.*	14,506	667,276
Neogen Corp.*	15,100	1,080,103
NeoGenomics, Inc.*	74,400	1,142,040
Novocure, Ltd. (Jersey)*	10,976	575,142
PDL BioPharma, Inc.*	88,528	232,829
Penumbra, Inc.*	8,129	1,216,911
Phibro Animal Health Corp., Class A	4,200	180,180
Portola Pharmaceuticals, Inc.*,1	2,000	53,260
PRA Health Sciences, Inc.*	33,422	3,682,770
Quidel Corp.*	11,228	731,729
REGENXBIO, Inc.*	900	67,950
Repligen Corp.*	47,121	2,613,331
Sage Therapeutics, Inc.*	3,676	519,235
Sarepta Therapeutics, Inc.*	4,619	746,015
Spark Therapeutics, Inc.*,1	1,808	98,626
Spectrum Pharmaceuticals, Inc.*	2,900	48,720
Supernus Pharmaceuticals, Inc.*	43,840	2,207,344
Tabula Rasa HealthCare, Inc.*	25,166	2,043,227
Tandem Diabetes Care, Inc.*,1	20,516	878,905
Teladoc Health, Inc.*,1	16,284	1,406,123

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 24.7% (continued)
Tenet Healthcare Corp.*	30,843	$877,792
Tivity Health, Inc.*,1	9,700	311,855
Ultragenyx Pharmaceutical, Inc.*	23,387	1,785,364
Total Health Care		68,017,741
Industrials - 16.1%
Advanced Disposal Services, Inc.*	30,900	836,772
Aerovironment, Inc.*	14,518	1,628,484
Air Lease Corp.	17,398	798,220
Altra Industrial Motion Corp.[1]	3,200	132,160
Applied Industrial Technologies, Inc.	6,000	469,500
ArcBest Corp.	12,000	582,600
ASGN, Inc.*	8,508	671,536
Atlas Air Worldwide Holdings, Inc.*	5,725	364,969
Axon Enterprise, Inc.*,1	22,801	1,560,272
Beacon Roofing Supply, Inc.*	27,720	1,003,187
Brady Corp., Class A	4,000	175,000
Chart Industries, Inc.*,1	17,929	1,404,379
Cimpress, N.V. (Netherlands)*	4,252	580,866
Comfort Systems USA, Inc.	15,527	875,723
Continental Building Products, Inc.*	12,700	476,885
Curtiss-Wright Corp.	6,596	906,422
Deluxe Corp.	15,292	870,727
DXP Enterprises, Inc. *	8,408	336,909
EMCOR Group, Inc.	7,500	563,325
EnerSys	5,900	514,067
Generac Holdings, Inc.*	25,452	1,435,747
Harsco Corp.*	21,400	610,970
Heidrick & Struggles International, Inc.	13,600	460,360
Herc Holdings, Inc.*	2,041	104,499
Hillenbrand, Inc.	10,600	554,380
Insperity, Inc.	26,357	3,108,808
Insteel Industries, Inc.	36,365	1,304,776
Interface, Inc.	39,346	918,729
Kadant, Inc.	4,300	463,755
Kennametal, Inc.	10,129	441,219
Knoll, Inc.	149,435	3,504,251
Korn/Ferry International	8,800	433,312
Marten Transport, Ltd.	69,844	1,470,216
Mercury Systems, Inc.*	37,907	2,097,015
MSA Safety, Inc.	1,766	187,973
NV5 Global, Inc.*	4,500	390,150
Proto Labs, Inc.*	5,926	958,530

	Shares	Value
Quad/Graphics, Inc.	16,947	$353,176
RBC Bearings, Inc.*	5,762	866,374
Rush Enterprises, Inc., Class A	15,321	602,269
Saia, Inc.*	40,535	3,098,901
SiteOne Landscape Supply, Inc.*,1	47,462	3,575,787
Trex Co., Inc.*,1	20,611	1,586,635
WageWorks, Inc.*	24,700	1,055,925
XPO Logistics, Inc.*	1,568	179,019
Total Industrials		44,514,779
Information Technology - 21.5%
2U, Inc.*	4,202	315,948
Advanced Energy Industries, Inc.*	12,449	642,991
Alteryx, Inc., Class A*,1	10,337	591,380
Appfolio, Inc., Class A*	7,975	625,240
Appian Corp.*	10,026	331,861
Aspen Technology, Inc.*	8,055	917,545
Box, Inc., Class A*	75,665	1,809,150
Cabot Microelectronics Corp.	18,104	1,867,790
Carbon Black, Inc.*,1	13,943	295,313
Cardtronics PLC, Class A (United Kingdom)*	20,900	661,276
CEVA, Inc.*	28,579	821,646
Cision, Ltd.*	30,714	515,995
Cornerstone OnDemand, Inc.*	13,804	783,377
Coupa Software, Inc.*,1	24,907	1,970,144
Diodes, Inc.*	16,500	549,285
Ellie Mae, Inc.*,1	9,675	916,900
Entegris, Inc.	17,439	504,859
EPAM Systems, Inc.*	6,302	867,785
Everbridge, Inc.*	20,733	1,195,050
Everi Holdings, Inc.*	27,427	251,506
EVERTEC, Inc. (Puerto Rico)	25,200	607,320
Five9, Inc.*	38,120	1,665,463
HubSpot, Inc.*	10,411	1,571,540
Insight Enterprises, Inc.*	11,500	622,035
Integrated Device Technology, Inc.*	43,623	2,050,717
j2 Global, Inc.	7,100	588,235
Littelfuse, Inc.	1,232	243,800
LogMeIn, Inc.	4,000	356,400
Lumentum Holdings, Inc.*,1	7,818	468,689
MAXIMUS, Inc.	16,000	1,040,960
Mesa Laboratories, Inc.	5,360	994,923
Mimecast, Ltd.*	22,286	933,338
MINDBODY, Inc., Class A*,1	70,265	2,856,272

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.5% (continued)
MKS Instruments, Inc.	1,553	$124,473
Monolithic Power Systems, Inc.	5,640	707,989
New Relic, Inc.*	6,791	639,916
Okta, Inc.*	14,186	998,127
Paycom Software, Inc.*,1	4,681	727,474
Paylocity Holding Corp.*	18,122	1,455,559
Pegasystems, Inc.	74,240	4,647,424
Progress Software Corp.	25,438	897,707
Proofpoint, Inc.*	2,796	297,299
Qualys, Inc.*	41,533	3,700,590
RingCentral, Inc., Class A*	15,133	1,408,126
SailPoint Technologies Holding, Inc.*	20,390	693,668
Science Applications International Corp.	6,000	483,600
Semtech Corp.*	12,217	679,265
SendGrid, Inc.*	9,884	363,632
ServiceSource International, Inc.*	51,100	145,635
Silicon Laboratories, Inc.*	9,362	859,432
SPS Commerce, Inc.*	6,600	654,984
Talend, S.A., ADR (France) *	9,284	647,466
The Trade Desk, Inc., Class A*	12,966	1,956,699
TTM Technologies, Inc.*	25,700	408,887
Twilio, Inc., Class A*	11,715	1,010,770
Virtusa Corp.*	10,900	585,439
WNS Holdings, Ltd., ADR (India)*	55,533	2,818,300
Yext, Inc.*	14,893	352,964
Zendesk, Inc.*	8,900	631,900
Zscaler, Inc.*,1	18,458	752,717
Zuora, Inc., Class A*,1	13,782	318,502
Total Information Technology		59,403,277
Materials - 2.5%
Boise Cascade Co.	12,400	456,320
Ingevity Corp.*	8,189	834,295
Louisiana-Pacific Corp.	44,077	1,167,600
Myers Industries, Inc.	5,200	120,900
Quaker Chemical Corp.	12,115	2,449,774
Stepan Co.	4,500	391,545
Trinseo, S.A.	12,751	998,403
Worthington Industries, Inc.	10,230	443,573
Total Materials		6,862,410

	Shares	Value
Real Estate - 0.1%
Marcus & Millichap, Inc.*	5,900	$204,789
Total Common Stocks (Cost $211,830,029)		265,154,593

	Principal Amount
Short-Term Investments - 9.6%
Joint Repurchase Agreements - 6.1%[4]
Cantor Fitzgerald Securities, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $3,961,238 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $4,039,699)	$3,960,489	3,960,489
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/28/18, due 10/01/18, 2.250% total to be received $830,007 (collateralized by various U.S. Treasuries, 0.000% - 1.625%, 05/23/19 - 09/09/49, totaling $846,448)	829,851	829,851
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $3,961,238 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 10/01/18 - 08/20/68, totaling $4,039,699)	3,960,489	3,960,489
RBC Dominion Securities, Inc., dated 09/28/18, due 10/01/18, 2.260% total to be received $3,961,235 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $4,039,699)	3,960,489	3,960,489
State of Wisconsin Investment Board, dated 09/28/18, due 10/01/18, 2.510% total to be received $3,964,287 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/20 - 02/15/48, totaling $4,043,292)	3,963,458	3,963,458
Total Joint Repurchase Agreements		16,674,776

	Shares
Other Investment Companies - 3.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[5]	8,181,621	8,181,621
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[5]	779,119	779,119
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[5]	802,728	802,728
Total Other Investment Companies		9,763,468
Total Short-Term Investments (Cost $26,438,244)		26,438,244
Total Investments - 105.7% (Cost $238,268,273)		291,592,837

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

Value
Other Assets, less Liabilities - (5.7)%	$(15,630,012)
Net Assets - 100.0%	$275,962,825

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $16,355,508 or 5.9% of net assets, were out on loan to various brokers.
[2]	Escrow shares
[3]	Security’s value was determined by using significant unobservable inputs.
[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[5]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†,1	$265,154,593	—	$0	$265,154,593
Short-Term Investments
Joint Repurchase Agreements	—	$16,674,776	—	16,674,776
Other Investment Companies	9,763,468	—	—	9,763,468

Total Investments in Securities	$274,918,061	$16,674,776	$0	$291,592,837

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
[1]	At September 30, 2018, the Level 3 common stocks were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

During the period ended September 30, 2018, a Level 3 security transferred from Level 3 to Level 2 and was subsequently sold, generating a realized gain of $18,800.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Notes to Schedules of Portfolio of Investments (unaudited)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	November 28, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	November 28, 2018